SCHEDULE OF WEIGHTED REMAINING LEASE TERM AND DISCOUNT RATES (Details)	Jun. 30, 2025	Jun. 30, 2024
Leases
Weighted Average Remaining Lease Term, Operating leases	1 year 10 months 2 days	8 months 26 days
Weighted Average Remaining Lease Term, Finance leases	0 years	0 years
Weighted Average Discount Rate, Operating leases	3.49%	3.51%
Weighted Average Discount Rate, Finance leases		8.25%